NOTE RECEIVABLE (Details Textual) (USD $)	1 Months Ended
	Jan. 31, 2010	Aug. 04, 2011	Sep. 30, 2010	Feb. 01, 2010	Jan. 06, 2010
Conversion Of Accounts Payable	Jan. 06, 2010
Financing Receivable, Net				$ 8,710	$ 26,000
Debt Instrument, Interest Rate, Stated Percentage		0.05%			6.00%
Receivable with Imputed Interest, Face Amount			$ 2,167